Segment Information (Tables)	12 Months Ended
May 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2015

	Language	Primary and
	training and test	secondary
	preparation courses	education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	1,040,380	26,735	179,651	1,246,766

Operating costs and expenses:
Cost of revenues	(442,994)	(9,083)	(74,243)	(526,320)
Selling and marketing	(122,697)	(1,039)	(42,540)	(166,276)
General and administrative	(245,315)	(10,068)	(49,387)	(304,770)
Unallocated corporate expenses	—	—	—	(95,871)

Total operating costs and expenses	(811,006)	(20,190)	(166,170)	(1,093,237)

Operating income	229,374	6,545	13,481	153,529

Segment assets	937,020	75,046	299,442	1,311,508
Unallocated corporate assets	—	—	—	640,029

Total assets	937,020	75,046	299,442	1,951,537

For the year ended May 31, 2016

	Language	Primary and
	training and test	secondary
	preparation courses	education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	1,238,572	30,011	209,765	1,478,348

Operating costs and expenses:
Cost of revenues	(516,370)	(9,812)	(88,182)	(614,364)
Selling and marketing	(125,815)	(744)	(48,255)	(174,814)
General and administrative	(296,686)	(12,558)	(55,937)	(365,181)
Unallocated corporate expenses	—	—	—	(128,912)

Total operating costs and expenses	(938,871)	(23,114)	(192,374)	(1,283,271)

Gain on disposal of subsidiaries	—	—	3,760	3,760
Operating income	299,701	6,897	21,151	198,837

Segment assets	1,120,580	78,556	411,744	1,610,880
Unallocated corporate assets	—	—	—	743,954

Total assets	1,120,580	78,556	411,744	2,354,834

For the year ended May 31, 2017

	Language	Primary and
	training and test	secondary
	preparation courses	education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	1,510,497	30,782	258,230	1,799,509

Operating costs and expenses:
Cost of revenues	(623,364)	(10,465)	(115,757)	(749,586)
Selling and marketing	(146,544)	(1,347)	(60,572)	(208,463)
General and administrative	(363,949)	(11,317)	(63,406)	(438,672)
Unallocated corporate expenses	—	—	—	(140,639)

Total operating costs and expenses	(1,133,857)	(23,129)	(239,735)	(1,537,360)

Operating income	376,640	7,653	18,495	262,149

Segment assets	1,361,261	79,655	527,300	1,968,216
Unallocated corporate assets	—	—	—	956,763

Total assets	1,361,261	79,655	527,300	2,924,979